Equity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2010	Sep. 30, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,624,817	$ 1,619,206
Capital to Risk Weighted Assets	24.68%	23.39%
Capital Required for Capital Adequacy	526,765	553,761
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	658,456	692,201
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	1,543,438	1,534,681
Tier One Risk Based Capital to Risk Weighted Assets	23.44%	22.17%
Tier One Leverage Capital Required to be Well Capitalized	395,074	415,321
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Core Capital	1,543,438	1,534,681
Core Capital to Adjusted Tangible Assets	11.82%	11.67%
Core Capital Required to be Well Capitalized	652,672	657,606
Core Capital Required to be Well Capitalized to Adjusted Tangible Assets	5.00%	5.00%
Core Capital to Total Assets	11.82%	11.67%
Core Capital Required for Capital Adequacy	391,603	394,563
Core Capital Required for Capital Adequacy to Total Assets	3.00%	3.00%
Tangible Capital	1,543,438	1,534,681
Tangible Capital to Tangible Assets	11.82%	11.67%
Tangible Capital Required for Capital Adequacy	$ 195,802	$ 197,282
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%